United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners  QP, LP
Address:	11 East 44th St. Ste. 700
		New York, NY 10017

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        November 07, 2012
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		2
						---

Form 13F Information Table Entry Total:		67
						----

Form 13F Information Table Value Total:		$422,109
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
AGNICO EAGLE MINES LTD              COM 008474108        3632      70000  SH             Direct      1, 2     70000
AGNICO EAGLE MINES LTD              COM 008474108        2075      40000  SH     Call    Direct      1, 2         0
ALICO INC                           COM 016230104         509      16307  SH             Direct      1, 2     16307
AMERIANA BANCORP                    COM 023613102          98      15167  SH             Direct      1, 2     15167
ANADARKO PETE CORP                  COM 032511107       17480     250000  SH     Call    Direct      1, 2         0
APPLE INC                           COM 037833100      -20013      30000  SH      Put    Direct      1, 2         0
APPLIED MATLS INC                   COM 038222105        1117     100000  SH     Call    Direct      1, 2         0
ASB BANCORP INC N C                 COM 00213T109         494      31900  SH             Direct      1, 2     31900
ASSURED GUARANTY LTD                COM G0585R106        8715     639869  SH             Direct      1, 2    639869
ASSURED GUARANTY LTD                COM G0585R106        2724     200000  SH     Call    Direct      1, 2         0
BARCLAYS BK PLC                     COM 06740C261       -3965     440600  SH      Put    Direct      1, 2         0
BLACKSTONE GROUP L P                COM 09253U108        3570     250000  SH     Call    Direct      1, 2         0
CAPITAL ONE FINL CORP               WTS 14040H139        2723      47755  SH             Direct      1, 2     47755
CAPITAL ONE FINL CORP               WTS 14040H139         724      35200  SH     Call    Direct      1, 2         0
CAPITAL SR LIVING CORP              COM 140475104       20774    1435637  SH             Direct      1, 2   1435637
CIL .3333 FRAC WPX CMN SH           COM 9EQ2LV2L0        1053      26000  SH     Call    Direct      1, 2         0
CLEAR CHANNEL OUTDOOR HLD           COM 18451C109        3113     520650  SH             Direct      1, 2    520650
CLIFFS NATURAL RESOURCES            COM 18683K101      -17609     450000  SH      Put    Direct      1, 2         0
COWEN GROUP INC NEW                 COM 223622101        4701    1738034  SH             Direct      1, 2   1738034
CURRENCYSHARES AUSTRALIAN           COM 23129U101      -16640     160000  SH      Put    Direct      1, 2         0
DEVON ENERGY CORP NEW               COM 25179M103        3025      50000  SH             Direct      1, 2     50000
DEVON ENERGY CORP NEW               COM 25179M103       36385     601400  SH     Call    Direct      1, 2         0
FIRST M & F CORP                    COM 320744105         195      26215  SH             Direct      1, 2     26215
GENERAL DYNAMICS CORP               COM 369550108        6612     100000  SH     Call    Direct      1, 2         0
GLOBALSTAR INC                      COM 378973408         186     403500  SH             Direct      1, 2    403500
GOLDMAN SACHS GROUP INC             COM 38141G104       48405     425800  SH     Call    Direct      1, 2         0
GREIF INC                           COM 397624206       30243     611845  SH             Direct      1, 2    611845
HESS CORP                           COM 42809H107        2686      50000  SH     Call    Direct      1, 2         0
HOPFED BANCORP INC                  COM 439734104         231      30748  SH             Direct      1, 2     30748
INTERVEST BANCSHARES CORP           COM 460927106          65      17104  SH             Direct      1, 2     17104
ISHARES SILVER TRUST                COM 46428Q109        6940     207300  SH     Call    Direct      1, 2         0
LAKE SHORE BANCORP INC              COM 510700107        1126     108259  SH             Direct      1, 2    108259
LAPORTE BANCORP INC                 COM 516650108         123      11412  SH             Direct      1, 2     11412
LENNAR CORP                         COM 526057302        1876      69620  SH             Direct      1, 2     69620
LEVEL 3 COMMUNICATIONS IN           COM 52729N308        1149      50000  SH             Direct      1, 2     50000
LIBERTY INTERACTIVE CORP            COM 53071M872       27690     810087  SH             Direct      1, 2    810087
LOWES COS INC                       COM 548661107       10584     350000  SH     Call    Direct      1, 2         0
MARKET VECTORS ETF TR               COM 57060U589        5063     204800  SH     Call    Direct      1, 2         0
MICROSOFT CORP                      COM 594918104        8553     287400  SH             Direct      1, 2    287400
MICROSOFT CORP                      COM 594918104       14934     501800  SH     Call    Direct      1, 2         0
MTR GAMING GROUP INC                COM 553769100        6175    1466822  SH             Direct      1, 2   1466822
NATIONAL WESTN LIFE INS C           COM 638522102        6621      46222  SH             Direct      1, 2     46222
NEWMONT MINING CORP                 COM 651639106       44812     800000  SH     Call    Direct      1, 2         0
OCONEE FED FINL CORP                COM 675607105         318      20277  SH             Direct      1, 2     20277
PEOPLES BANCORP N C INC             COM 710577107         234      23433  SH             Direct      1, 2     23433
PFIZER INC                          COM 717081103        2485     100000  SH     Call    Direct      1, 2         0
PREMIER FINL BANCORP INC            COM 74050M105         113      12314  SH             Direct      1, 2     12314
PRESIDENTIAL LIFE CORP              COM 740884101       27029    1940339  SH             Direct      1, 2   1940339
PROSHARES TR II                     COM 74347W841       -3880      66500  SH      Put    Direct      1, 2         0
PSB HLDGS INC                       COM 69360W108         172      39032  SH             Direct      1, 2     39032
RAYTHEON CO                         COM 755111507       12690     222000  SH     Call    Direct      1, 2         0
SALESFORCE COM INC                  COM 79466L302       -9925      65000  SH      Put    Direct      1, 2         0
SEAGATE TECHNOLOGY PLC              COM G7945M107        3096     100000  SH             Direct      1, 2    100000
SEAGATE TECHNOLOGY PLC              COM G7945M107       24768     800000  SH     Call    Direct      1, 2         0
SEALED AIR CORP NEW                 COM 81211K100       22552    1458703  SH             Direct      1, 2   1458703
SYMETRA FINL CORP                   COM 87151Q106        8122     660340  SH             Direct      1, 2    660340
TRONOX LTD                          COM Q9235V101        3029     133720  SH             Direct      1, 2    133720
UNITED BANCSHARES INC OHI           COM 909458101         215      23710  SH             Direct      1, 2     23710
UNITED PARCEL SERVICE INC           COM 911312106        3579      50000  SH     Call    Direct      1, 2         0
VIRGIN MEDIA INC                    COM 92769L101         294      10000  SH     Call    Direct      1, 2         0
WARREN RES INC                      COM 93564A100        6510    2141310  SH             Direct      1, 2   2141310
WESTERN DIGITAL CORP                COM 958102105        6197     160000  SH             Direct      1, 2    160000
WESTERN DIGITAL CORP                COM 958102105        3098      80000  SH     Call    Direct      1, 2         0
WPX ENERGY INC                      COM 98212B103         896      54000  SH             Direct      1, 2     54000
XEROX CORP                          COM 984121103        5505     750000  SH     Call    Direct      1, 2         0
XL GROUP PLC                        COM G98290102        2970     123600  SH             Direct      1, 2    123600
XL GROUP PLC                        COM G98290102       23088     960800  SH     Call    Direct      1, 2         0



*Long puts reflect a negative notional value and have been subtracted from the total notional value.